Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) - Lease Commitment [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Future Minimum Lease Payments [Line Items]
Within 1 year	$ 1,972
1-3 years	2,054
Total	$ 4,026